SCHEDULE OF RELATED PARTIES (Details)	12 Months Ended
Sep. 30, 2023
Choo Keam Hui [Member]
Related Party Transaction [Line Items]
Relationship to the company	The Company’s former director and one of the directors of Starbox Berhad
Zenapp Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship to the company	An entity controlled by Choo Keam Hui prior to September 20, 2021
Bizguide Corporate Service Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship to the company	An entity controlled by Khoo Kien Hoe, the CFO and executive director of Starbox Group
KH Advisory Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship to the company	An entity controlled by Khoo Kien Hoe, the CFO and executive director of Starbox Group
VE Services [Member]
Related Party Transaction [Line Items]
Relationship to the company	An entity controlled by Choo Teck Hong, one of the Company’s beneficial shareholders, a director of Starbox Berhad, and a sibling of Choo Keam Hui
Chan Chee Hong [Member]
Related Party Transaction [Line Items]
Relationship to the company	Director, chief executive officer, and shareholder of One Eighty Ltd and 180 Degrees Brandcom Sdn Bhd
Chan Foong Ming [Member]
Related Party Transaction [Line Items]
Relationship to the company	Sister of Chan Chee Hong and director of Media Elements
Sdh Bhd 180 Degree [Member]
Related Party Transaction [Line Items]
Relationship to the company	An entity controlled by Chan Chee Hong
Sdh Bhd 181 Degree [Member]
Related Party Transaction [Line Items]
Relationship to the company	An entity controlled by Chan Chee Hong
Sdh Bhd [Member]
Related Party Transaction [Line Items]
Relationship to the company	An entity controlled by Chan Foong Ming